Profit (Loss) for the Year - Summary of Profit (Loss) for the Year (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Profit (loss) [abstract]
- Salary	¥ 4,654	$ 677	¥ 4,863	¥ 3,996
- Retirement benefit scheme contributions	50	7	50	50
- Share-based payments	0	0	0	0
Total directors and key management's remuneration	4,704	684	4,913	4,046
Other staff costs	239,726	34,867	239,372	244,203
Retirement benefit scheme contributions, excluding those of directors and key management	29,973	4,359	30,248	30,424
Total staff costs	274,403	39,910	274,533	278,673
- Cost of sales	2,779,768	404,300	2,449,399	1,862,017
- Sales of scrap materials	448,773	65,271	402,237	343,738
- Research and development expense	33,601	4,887	38,616	56,839
Total cost of inventories recognized as an expense	3,262,142	474,458	2,890,252	2,262,594
Amortization of prepaid lease payments	9,425	1,371	9,425	9,425
Depreciation of property, plant and equipment	146,075	21,246	147,959	154,783
Loss on disposal of property, plant and Equipment	¥ 18,512	$ 2,692	¥ 31	¥ 105